Note 18 - Income Tax - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Balance	$ 1,460	$ 1,858
Gross increases for tax positions of prior periods	71	6
Amount recognized on acquisitions		289
Reduction for lapses in applicable statutes of limitations	(129)	(560)
Foreign currency translation	66	(133)
Balance	$ 1,468	$ 1,460